INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Research expense	$ 1,572,714	$ 704,868	$ 783,680
Acquisition costs		217,946
Payments for intangible assets	$ 353,010	$ 25,000	0
Common shares issued to acquire intangible assets	250,000	250,000
Common shares issued to acquire intangible assets, value	$ 192,946	$ 192,946
Consulting agreement, fee per month	$ 10,000
Consulting agreement, royalty on net sales	2.50%
Payments for consulting agreement, further consideration	$ 75,000
Shares issued for consulting agreement, further consideration	750,000
Revenues	$ 6,062,778	8,077,143	18,910,122
Intangible assets	944,776	234,313
Impairment of intangible assets			$ 298,484
Product development costs	718,023	0
Rights [Member]
Statement [Line Items]
Intangible assets	217,946	217,946
Product Development costs [Member]
Statement [Line Items]
Intangible assets	718,023	$ 0
On the filing of the first new patent application related to the Products [Member]
Statement [Line Items]
Fair value of common shares	208,486
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000
On the successful completion of a commercially viable production prototype for the first Product [Member]
Statement [Line Items]
Fair value of common shares	$ 131,527
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000
On the completion of the sale of the first ten commercial vehicles incorporating the Products [Member]
Statement [Line Items]
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000